As filed with the Securities and Exchange Commission on May 10 , 2016

Securities Act File No. 333-195856
Investment Company Act File No. 811-22965

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. _
Post-Effective Amendment No. 9
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Pre-Effective Amendment No. 9
(Check appropriate box or boxes)

VALUE LINE FUNDS INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

7 Times Square, 21st Floor,
New York, NY 10036
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 907-1900

Mitchell E. Appel
Value Line Funds
7 Times Square, 21st Floor,
New York, New York 10036-6524
(Name and Address of Agent for Service)

Copy to:

Peter D. Lowenstein, Esq.
515 West Lyon Farm Drive
Greenwich, CT 06831

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On April 23, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 10 th day of   May , 2016.

VALUE LINE FUNDS INVESTMENT TRUST

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

	Signatures	Title	Date

	Joyce E. Heinzerling*	Trustee	May 10 , 2016
(Joyce E. Heinzerling)

	James E. Hillman**	Trustee	May 10 , 2016
(James E. Hillman)

	Michael Kuritzkes**	Trustee	May 10 , 2016
(Michael Kuritzkes)

	Francis C. Oakley*	Trustee	May 10 , 2016
(Francis C. Oakley)

	Paul Craig Roberts*	Trustee	May 10 , 2016
(Paul Craig Roberts)

	Nancy-Beth Sheerr*	Trustee	May 10 , 2016
(Nancy-Beth Sheerr)

	/s/ Mitchell E. Appel	Trustee; President and Chief Executive Officer	May 10 , 2016
	(Mitchell E. Appel)	(Principal Executive Officer)

	/s/ Emily D. Washington	Treasurer; Principal Financial and Accounting Officer;	May 10 , 2016
	(Emily D. Washington)	Secretary

*By:	/s/ Mitchell E. Appel
(Mitchell E. Appel, attorney-in-fact)

*	Pursuant to Power of Attorney filed as an exhibit to the Trust’s initial Registration Statement, filed May 9, 2014, and incorporated herein by reference.

**	Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 1, filed May 8, 2015, and incorporated herein by reference.

C-7

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL INSTANCE DOCUMENT
EX-101.SCH	XBRL TAXONOMY EXTENSION SCHEMA DOCUMENT
EX-101.CAL	XBRL TAXONOMY EXTENSION CALCULATION LINKBASE
EX-101.DEF	XBRL TAXONOMY EXTENSION DEFINITION LINKBASE
EX-101.LAB	XBRL TAXONOMY EXTENSION LABEL LINKBASE
EX-101.PRE	XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE